Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,233,128.48

Principal:
Principal Collections	$11,129,872.85
Prepayments in Full	$6,174,439.84
Liquidation Proceeds	$255,406.16
Recoveries	$11,734.12
Sub Total	$17,571,452.97
Collections	$18,804,581.45

Purchase Amounts:
Purchase Amounts Related to Principal	$246,807.77
Purchase Amounts Related to Interest	$1,412.81
Sub Total	$248,220.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,052,802.03

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,052,802.03
Servicing Fee	$291,500.52	$291,500.52	$0.00	$0.00	$18,761,301.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,761,301.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,761,301.51
Interest - Class A-3 Notes	$70,965.51	$70,965.51	$0.00	$0.00	$18,690,336.00
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$18,636,953.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,636,953.75
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$18,610,390.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,610,390.75
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$18,588,824.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,588,824.75
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$18,554,284.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,554,284.08
Regular Principal Payment	$17,217,562.43	$17,217,562.43	$0.00	$0.00	$1,336,721.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,336,721.65
Residual Released to Depositor	$0.00	$1,336,721.65	$0.00	$0.00	$0.00
Total		$19,052,802.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,217,562.43
Total					$17,217,562.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,217,562.43	$52.78	$70,965.51	$0.22	$17,288,527.94	$53.00
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$17,217,562.43	$16.05	$207,017.43	$0.19	$17,424,579.86	$16.24

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$166,977,664.34	0.5118874	$149,760,101.91	0.4591052
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$336,227,664.34	0.3133383	$319,010,101.91	0.2972929

Pool Information
Weighted Average APR	4.095%	4.099%
Weighted Average Remaining Term	34.67	33.85
Number of Receivables Outstanding	24,588	23,986
Pool Balance	$349,800,618.30	$331,782,426.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$336,227,664.34	$319,010,101.91
Pool Factor	0.3191471	0.3027079

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$12,772,324.81
Targeted Overcollateralization Amount	$12,772,324.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,772,324.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$211,664.96
(Recoveries)		71	$11,734.12
Net Losses for Current Collection Period			$199,930.84
Cumulative Net Losses Last Collection Period			$5,002,654.67
Cumulative Net Losses for all Collection Periods			$5,202,585.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.69%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.14%	406	$7,100,452.12
61-90 Days Delinquent	0.23%	42	$759,369.95
91-120 Days Delinquent	0.09%	15	$298,377.75
Over 120 Days Delinquent	0.22%	33	$722,063.78
Total Delinquent Receivables	2.68%	496	$8,880,263.60

Repossession Inventory:
Repossessed in the Current Collection Period		17	$329,006.43
Total Repossessed Inventory		24	$488,683.85

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4340%
Preceding Collection Period			0.3937%
Current Collection Period			0.7064%
Three Month Average			0.5114%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3406%
Preceding Collection Period			0.3823%
Current Collection Period			0.3752%
Three Month Average			0.3661%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer